Schedule of Impairment on Prepayment for Equipment and Other Assets (Detail)	12 Months Ended
Dec. 31, 2014 CNY (¥)
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment on prepayment for equipment and other assets	¥ 3,555,845
Total	¥ 3,555,845